SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues		$ 75,372	$ 62,109	$ 49,611
Expenses
Interest expense		279	268	244
Total expenses		64,659	57,205	48,689
Income before income taxes		10,713	4,904	922
Benefit for income taxes		(2,233)	(1,001)	(200)
Net income		8,480	3,903	722
Comprehensive income (loss)		8,673	5,089	(2,121)
Parent Company
Revenues
Dividends from subsidiaries		3,667	399	541
Undistributed income from subsidiaries		4,947	3,572	325
Equity in net income of subsidiaries		8,614	3,971	866
Intercompany investment income		149	205	92
Total revenues		8,763	4,176	958
Expenses
Interest expense		280	270	246
Deferred compensation	[1]	54	20	25
Other operating costs and expenses		8	8	7
Total expenses		342	298	278
Income before income taxes		8,421	3,878	680
Benefit for income taxes		59	25	42
Net income		8,480	3,903	722
Other comprehensive income (loss)		193	1,186	(2,843)
Comprehensive income (loss)		$ 8,673	$ 5,089	$ (2,121)

[1]	See Note 4 – Employee Benefit Plans in these condensed financial statements.